Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands, shares in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Non-trade accounts receivable	$ 6,461	$ 13,203
Accumulated depreciation on vessel and equipment	665,206	681,991
Accumulated depreciation on vessels under capital leases	$ 66,878	$ 25,883
Limited Partners - common units issued	79.4	79.6
Limited Partners - common units outstanding	79.4	79.6
Limited Partners - preferred units issued	11.8	11.8
Limited Partners - preferred units outstanding	11.8	11.8